Securities	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Securities

3.  Securities

This table provides the major components of securities available for sale (“AFS”) and held to maturity (“HTM”) at amortized cost and estimated fair value at December 31, 2015 and December 31, 2014:

	December 31, 2015				December 31, 2014
(In thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Available for sale:
U.S. Government sponsored entities	$6,649	$-	$(68)	$6,581	$4,711	$-	$(93)	$4,618
State and political subdivisions	10,625	159	(2)	10,782	11,055	112	(35)	11,132
Residential mortgage-backed securities	26,191	449	(201)	26,439	33,884	646	(147)	34,383
Corporate and other securities	9,404	71	(412)	9,063	10,188	63	(311)	9,940
Total securities available for sale	$52,869	$679	$(683)	$52,865	$59,838	$821	$(586)	$60,073
Held to maturity:
U.S. Government sponsored entities	$3,988	$-	$(87)	$3,901	$4,440	$-	$(124)	$4,316
State and political subdivisions	2,364	187	(1)	2,550	2,417	277	-	2,694
Residential mortgage-backed securities	6,232	141	(28)	6,345	8,164	211	(29)	8,346
Commercial mortgage-backed securities	3,902	-	(62)	3,840	4,005	13	(53)	3,965
Corporate and other securities	1,985	-	(14)	1,971	983	-	(23)	960
Total securities held to maturity	$18,471	$328	$(192)	$18,607	$20,009	$501	$(229)	$20,281

This table provides the remaining contractual maturities and yields of securities within the investment portfolios. The carrying value of securities at December 31, 2015 is distributed by contractual maturity. Mortgage-backed securities and other securities, which may have principal prepayment provisions, are distributed based on contractual maturity. Expected maturities will differ materially from contractual maturities as a result of early prepayments and calls.

	Within one year		After one through five years		After five through ten years		After ten years		Total carrying value
(In thousands, except percentages)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
Available for sale at fair value:
U.S. Government sponsored entities	$-	-%	$3,256	1.55%	$921	2.08%	$2,404	2.04%	$6,581	1.81%
State and political subdivisions	-	-	1,412	2.55	5,740	2.41	3,630	2.56	10,782	2.48
Residential mortgage-backed securities	-	-	1,066	2.03	3,059	2.24	22,314	2.77	26,439	2.68
Corporate and other securities	-	-	2,717	1.23	4,343	1.30	2,003	1.82	9,063	1.39
Total securities available for sale	$-	-%	$8,451	1.67%	$14,063	2.01%	$30,351	2.62%	$52,865	2.31%
Held to maturity at cost:
U.S. Government sponsored entities	$-	-%	$-	-%	$-	-%	$3,988	1.97%	$3,988	1.97%
State and political subdivisions	264	0.75	-	-	-	-	2,100	4.73	2,364	4.29
Residential mortgage-backed securities	3	4.52	199	4.75	185	5.21	5,845	3.20	6,232	3.31
Commercial mortgage-backed securities	-	-	-	-	-	-	3,902	2.71	3,902	2.71
Corporate and other securities	-	-	-	-	1,985	4.61	-	-	1,985	4.61
Total securities held to maturity	$267	0.79%	$199	4.75%	$2,170	4.66%	$15,835	2.97%	$18,471	3.16%

The fair value of securities with unrealized losses by length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2015 and December 31, 2014 are as follows:

	December 31, 2015
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	9	$4,165	$(12)	$2,416	$(56)	$6,581	$(68)
State and political subdivisions	3	1,584	(2)	-	-	1,584	(2)
Residential mortgage-backed securities	11	6,195	(36)	4,508	(165)	10,703	(201)
Corporate and other securities	11	4,730	(174)	3,756	(238)	8,486	(412)
Total temporarily impaired securities	34	$16,674	$(224)	$10,680	$(459)	$27,354	$(683)
Held to maturity:
U.S. Government sponsored entities	2	$-	$-	$3,901	$(87)	$3,901	$(87)
State and political subdivisions	1	263	(1)	-	-	263	(1)
Residential mortgage-backed securities	3	-	-	1,853	(28)	1,853	(28)
Commercial mortgage-backed securities	2	3,840	(62)	-	-	3,840	(62)
Corporate and other securities	1	971	(14)	-	-	971	(14)
Total temporarily impaired securities	9	$5,074	$(77)	$5,754	$(115)	$10,828	$(192)

	December 31, 2014
		Less than 12 months		12 months and greater		Total
(In thousands, except number in a loss position)	Total number in a loss position	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss	Estimated fair value	Unrealized loss
Available for sale:
U.S. Government sponsored entities	4	$-	$-	$4,590	$(93)	$4,590	$(93)
State and political subdivisions	7	-	-	4,103	(35)	4,103	(35)
Residential mortgage-backed securities	9	6,579	(16)	5,889	(131)	12,468	(147)
Corporate and other securities	7	1,053	(46)	3,736	(265)	4,789	(311)
Total temporarily impaired securities	27	$7,632	$(62)	$18,318	$(524)	$25,950	$(586)
Held to maturity:
U.S. Government sponsored entities	2	$-	$-	$4,316	$(124)	$4,316	$(124)
Residential mortgage-backed securities	3	-	-	2,586	(29)	2,586	(29)
Commercial mortgage-backed securities	1	-	-	1,822	(53)	1,822	(53)
Corporate and other securities	1	-	-	960	(23)	960	(23)
Total temporarily impaired securities	7	$-	$-	$9,684	$(229)	$9,684	$(229)

Unrealized Losses

The unrealized losses in each of the categories presented in the tables above are discussed in the paragraphs that follow:

U.S. government sponsored entities and state and political subdivision securities: The unrealized losses on investments in these types of securities were caused by the increase in interest rate spreads or the increase in interest rates at the long end of the Treasury curve.  The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the par value of the investments.  Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than temporarily impaired as of December 31, 2015.  There was no other-than-temporary impairment on these securities at December 31, 2014.

Residential and commercial mortgage-backed securities:  The unrealized losses on investments in mortgage-backed securities were caused by increases in interest rate spreads or the increase in interest rates at the long end of the Treasury curve.  The majority of contractual cash flows of these securities are guaranteed by the Federal National Mortgage Association (FNMA), the Government National Mortgage Association (GNMA) and the Federal Home Loan Mortgage Corporation (FHLMC).  It is expected that the securities would not be settled at a price significantly less than the par value of the investment.  Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis, which may be at maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2015 or December 31, 2014.

Corporate and other securities: Included in this category are corporate debt securities, Community Reinvestment Act (“CRA”) investments, asset-backed securities, and one trust preferred security.  The unrealized losses on corporate debt securities were due to widening credit spreads or the increase in interest rates at the long end of the Treasury curve and the unrealized losses on CRA investments were caused by decreases in the market prices of the shares.  The Company evaluated the prospects of the issuers and forecasted a recovery period; and as a result determined it did not consider these investments to be other-than-temporarily impaired as of December 31, 2015 or December 31, 2014.  The unrealized loss on the trust preferred security was caused by an inactive trading market and changes in market credit spreads.  At December 31, 2015 and December 31, 2014, this category consisted of one single-issuer trust preferred security.  The contractual terms do not allow the security to be settled at a price less than the par value.  Because the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, which may be at maturity, the Company did not consider this security to be other-than-temporarily impaired as of December 31, 2015 or December 31, 2014.

Realized Gains and Losses

Gross realized gains and losses on securities for the past two years are detailed in the table below:

	For the years ended December 31,
(In thousands)	2015	2014
Available for sale:
Realized gains	$28	$440
Realized losses	-	(7)
Total securities available for sale	28	433
Held to maturity:
Realized gains	-	-
Realized losses	-	-
Total securities held to maturity	-	-
Net gains on sales of securities	$28	$433

The net realized gains are included in noninterest income in the Consolidated Statements of Income as net security gains.  For 2015 and 2014, gross realized gains on sales of securities amounted to $28 thousand and $440 thousand, respectively.  There were no gross realized losses in 2015, compared to gross realized losses of $7 thousand in 2014.

·	The net gains during 2015 are attributed to the sale of one corporate bond security with a total book value of $500 thousand and resulting in a gain of $28 thousand.
·

The net gains during 2014 are attributed to the sale of seventeen municipal securities with a total book value of $5.7 million and resulting gains of $213 thousand, the sale of four mortgage-backed securities with a total book value of $8.6 million and resulting gains of $143 thousand, the sale of two agency securities with a book value of $2.6 million and resulting gains of $68 thousand, the sale of one corporate bond with a book value of $2.0 million resulting in a gain of $3 thousand, and the sale of one asset-backed security with a book value of $858 thousand resulting in a gain of $13 thousand, offset by the sale of one corporate bond with a book value of $2.0 million resulting in a loss of $3 thousand and the partial call of one municipal security resulting in a loss of $4 thousand.

Pledged Securities

Securities with a carrying value of $18.5 million and $50.4 million at December 31, 2015 and December 31, 2014, respectively, were pledged to secure Government deposits, secure other borrowings and for other purposes required or permitted by law.  Included in these figures was $32.1 million pledged against Government deposits at December 31, 2014.